TEMPLETON CHINA WORLD FUND
                       500 East Broward Blvd., Suite 2100
                          Fort Lauderdale, Florida 33394
                                Tel: 954-527-7500

January 5, 2004

Filed Via EDGAR (CIK #000076909226)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         RE: Templeton China World Fund
             File Nos. 333-104602 and 811-7876

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 30, 2003.

Sincerely yours,

TEMPLETON CHINA WORLD FUND

/s/ROBERT C. ROSSELOT

Robert C. Rosselot
Assistant Secretary